Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 02, 2013
Document And Entity Information
Entity Registrant Name	SANWIRE CORPORATION	SANWIRE CORPORATION
Entity Central Index Key	0001096759	0001096759
Document Type	S-1	S-1
Document Period End Date	Sep. 30, 2013	Dec. 31, 2012
Amendment Flag	false	true
Current Fiscal Year End Date	--12-31	--12-31
Is Entity a Well-known Seasoned Issuer?	No	No
Is Entity a Voluntary Filer?	No	No
Is Entity's Reporting Status Current?	Yes	No
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Common Stock, Shares Outstanding			46,553,147
Document Fiscal Period Focus	Q3	FY
Document Fiscal Year Focus	2013	2012
Amendment Description

The Registrant is filing this Amendment No. 1 to our Annual Report on Form 10-K for the fiscal year ended December 31, 2012, as filed with the U.S. Securities and Exchange Commission on April 16, 2013. The purpose of this amendment is to amend the number of shares outstanding as of April 16, 2013 on Page 1, Part III, Item 12 and Part IV, Item 15 Financial Statements for the addition to Note 14 - Subsequent Events. All other items remain the same.